DEPOSITS BY CUSTOMERS	6 Months Ended
Jun. 30, 2025
Deposits from customers [abstract]
DEPOSITS BY CUSTOMERS	17. DEPOSITS BY CUSTOMERS

	30 June 2025	31 December 2024
	£m	£m
Demand and time deposits[1]	178,335	177,335
Amounts due to other Santander UK Group Holdings plc subsidiaries	172	122
Amounts due to Santander UK Group Holdings plc[2]	1,355	1,793
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,684	1,717
	181,546	180,967
1 Includes capital amount guaranteed / protected equity index-linked deposits of £127m (2024: £173m).
2 Includes downstreamed funding from our immediate parent company Santander UK Group Holdings plc.